Non-controlling interests - Schedule of changes in non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Equity at beginning of period	€ 97,585	€ 97,053	€ 91,322
Other comprehensive income	12,797	8,104	9,433
Profit attributable to non-controlling interests	1,107	1,159	1,529
Change of perimeter	(364)	31	(5)
Equity at end of period	104,241	97,585	97,053
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	8,481	10,123	9,846
Equity at end of period	8,818	8,481	10,123
Non-controlling interest, other comprehensive income
Non-controlling interests
Other comprehensive income	297	248	(304)
Non-controlling interest, other elements
Non-controlling interests
Other	40	(1,890)	581
Profit attributable to non-controlling interests	1,107	1,159	1,529
Modification of participation rates	(258)	(1,811)	(390)
Change of perimeter	(364)	31	(5)
Dividends paid to minority shareholders	(748)	(500)	(648)
Changes in capital and others concepts	€ 303	(769)	€ 95
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Amortisation of other equity instruments		€ 756